Stock Purchase and Sale (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Jun. 30, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2010 Series A Convertible Preferred Stock [Member]
Third Party Exchange Of Controlling Interest Transaction Amount	$ 4,770,000
Series A convertible preferred stock, shares outstanding		10,000,000	10,000,000	10,000,000
Preferred Stock, Conversion Basis		Since the 10,000,000 shares of Series A Convertible Preferred Stock vote on an as-converted basis (presently one-for-one) with shares of the Company's common stock.
Preferred Stock, Voting Rights		The purchase and sale transaction effects a change in the voting control of the Company, with WCR, LLC possessing approximately 61.8% of the voting power of the Company's shares.
Date Of Third Party Exchange Of Controlling Interest	Feb. 23, 2010
Voting Power Of Companys Shares		61.80%